John Hancock
Multi Asset Credit Fund
Quarterly portfolio holdings 7/31/2024

As of 7-31-24 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Corporate bonds 17.3%					$13,120,987
(Cost $12,911,559)
Communication services 2.1%					1,614,869
Media 2.1%
Altice Financing SA (A)	5.750	08-15-29		700,000	531,277
Summer BC Holdco B SARL	5.750	10-31-26	EUR	500,000	538,647
Virgin Media Secured Finance PLC	4.125	08-15-30	GBP	500,000	544,945
Consumer discretionary 3.4%					2,584,393
Automobiles 0.3%
Constellation Automotive Financing PLC	4.875	07-15-27	GBP	194,000	213,245
Broadline retail 0.7%
PEU Fin PLC	7.250	07-01-28	EUR	500,000	561,071
Hotels, restaurants and leisure 1.7%
888 Acquisitions, Ltd.	10.750	05-15-30	GBP	400,000	523,195
Pinnacle Bidco PLC	10.000	10-11-28	GBP	139,000	191,432
Punch Finance PLC	6.125	06-30-26	GBP	430,000	544,498
Textiles, apparel and luxury goods 0.7%
CT Investment GmbH	6.375	04-15-30	EUR	500,000	550,952
Consumer staples 0.7%					534,555
Consumer staples distribution and retail 0.7%
Bellis Acquisition Company PLC	8.125	05-14-30	GBP	420,000	534,555
Energy 0.7%					538,820
Oil, gas and consumable fuels 0.7%
Ithaca Energy North Sea PLC	9.000	07-15-26		530,000	538,820
Financials 10.4%					7,848,350
Banks 8.0%
Alpha Services and Holdings SA (11.875% to 8-8-28, then 5 Year Euro Swap Rate + 9.312%) (B)	11.875	02-08-28	EUR	500,000	610,118
Banco Bilbao Vizcaya Argentaria SA (6.125% to 11-16-27, then 5 Year U.S. Swap Rate + 3.870%) (B)	6.125	11-16-27		600,000	564,461
Banco de Sabadell SA (5.000% to 11-19-27, then 5 Year Euro Swap Rate + 5.171%) (B)	5.000	05-19-27	EUR	600,000	609,798
Banco Santander SA (3.625% to 9-21-29, then 5 Year EURIBOR ICE Swap Rate + 3.760%) (B)	3.625	03-21-29	EUR	600,000	546,266
Barclays PLC (8.500% to 12-15-30, then 5 Year British Pound Swap Rate + 4.881%) (B)	8.500	06-15-30	GBP	500,000	645,989
Erste Group Bank AG (4.250% to 4-15-28, then 5 Year Euro Swap Rate + 4.646%) (B)	4.250	10-15-27	EUR	400,000	398,268
La Banque Postale SA (3.875% to 11-20-26, then 5 Year EURIBOR ICE Swap Rate + 4.010%) (B)	3.875	05-20-26	EUR	600,000	610,389
Raiffeisen Bank International AG (6.000% to 12-15-26, then 5 Year Euro Swap Rate + 6.446%) (B)	6.000	06-15-26	EUR	600,000	620,129
Societe Generale SA (6.750% to 4-6-28, then 5 Year U.S. Swap Rate + 3.929%) (B)	6.750	04-06-28		500,000	457,264
Standard Chartered PLC (4.300% to 2-19-29, then 5 Year CMT + 3.135%) (B)	4.300	08-19-28		500,000	427,141
Unicaja Banco SA (4.875% to 5-18-27, then 5 Year Euro Swap Rate + 5.020%) (B)	4.875	11-18-26	EUR	600,000	596,844
Capital markets 0.8%
Deutsche Bank AG (4.625% to 4-30-28, then 5 Year EURIBOR ICE Swap Rate + 4.747%) (B)	4.625	10-30-27	EUR	600,000	571,428
1	JOHN HANCOCK MULTI ASSET CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Consumer finance 0.8%
Jerrold Finco PLC	5.250	01-15-27	GBP	500,000	$625,117
Insurance 0.8%

RL Finance Bonds No.6 PLC (10.125% to 11-25-33, then 5 Year United Kingdom Gilt Rate + 6.344%) (B)	10.125	05-25-33	GBP	400,000	565,138

Term loans (C) 45.6%					$34,460,901
(Cost $34,372,708)
Communication services 3.9%					2,932,843
Diversified telecommunication services 0.9%
Zegona Communications PLC, USD Term Loan (D)	TBD	07-10-29		660,000	658,350
Interactive media and services 2.4%
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	9.594	05-03-28		498,741	497,444
ZPG, Ltd., 2023 GBP Term Loan B (D)	TBD	07-20-28	GBP	1,000,000	1,289,677
Media 0.6%
Directv Financing LLC, 2024 Term Loan (D)	TBD	08-02-29		488,491	487,372
Consumer discretionary 6.3%					4,726,583
Automobile components 0.7%
First Brands Group LLC, 2022 Incremental Term Loan (3 month CME Term SOFR + 5.000%)	10.514	03-30-27		498,828	495,556
Diversified consumer services 2.1%
Eagle Bidco, Ltd., 2021 EUR Term Loan B (D)	TBD	03-20-28	EUR	1,000,000	1,082,856
Prime Security Services Borrower LLC, 2024 Term Loan B (D)	TBD	10-13-30		500,000	501,200
Hotels, restaurants and leisure 2.8%
Motion Finco Sarl, 2023 EUR Term Loan B (D)	TBD	11-12-29	EUR	1,000,000	1,079,793
PAX Holdco Spain SL, 2024 EUR Term Loan B (D)	TBD	12-31-29	EUR	1,000,000	1,072,932
Specialty retail 0.7%
PetSmart, Inc., 2021 Term Loan B (D)	TBD	02-11-28		498,715	494,246
Consumer staples 4.2%					3,169,305
Consumer staples distribution and retail 2.1%
Market Bidco, Ltd., EUR Term Loan B1 (D)	TBD	11-04-27	EUR	1,000,000	1,080,897
United Natural Foods, Inc., Term Loan B (D)	TBD	05-01-31		500,000	502,815
Food products 2.1%
Artisan Newco BV, 2024 EUR Term Loan B (D)	TBD	02-07-29	EUR	1,000,000	1,086,308
Froneri US, Inc., 2020 USD Term Loan (D)	TBD	01-29-27		498,701	499,285
Energy 1.3%					995,090
Energy equipment and services 0.6%
Goodnight Water Solutions Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 5.250%)	10.593	06-04-29		500,000	497,500
Oil, gas and consumable fuels 0.7%
WaterBridge Midstream Operating LLC, 2024 1st Lien Term Loan B (3 month CME Term SOFR + 4.750%)	10.085	06-27-29		500,000	497,590
Financials 2.0%					1,496,419
Capital markets 0.7%
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (D)	TBD	02-24-28		500,000	500,625
Insurance 1.3%
Acrisure LLC, 2024 Term Loan B6 (D)	TBD	11-06-30		500,000	499,240
Asurion LLC, 2020 Term Loan B8 (1 month CME Term SOFR + 3.250%)	8.708	12-23-26		498,708	496,554
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI ASSET CREDIT FUND	2

	Rate (%)	Maturity date		Par value^	Value
Health care 5.2%					$3,968,778
Health care providers and services 3.2%
Concentra Health Services, Inc., Term Loan B (D)	TBD	07-28-31		500,000	500,625
Ensemble RCM LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	8.252	08-01-29		500,000	501,815
Pediatric Associates Holding Company LLC, 2021 Term Loan B (D)	TBD	12-29-28		500,000	485,000
SM Wellness Holdings, Inc., 2021 Term Loan (3 month CME Term SOFR + 4.500%)	10.014	04-14-28		498,718	491,237
Team Public Choices LLC, Term Loan B (D)	TBD	12-20-27		500,000	488,125
Health care technology 0.7%
Cotiviti, Inc., 2024 Term Loan (D)	TBD	05-01-31		498,750	500,311
Pharmaceuticals 1.3%
Endo Finance Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.500%)	9.783	04-23-31		500,000	501,040
Perrigo Investments LLC, Term Loan B (D)	TBD	04-20-29		500,000	500,625
Industrials 11.2%					8,478,019
Building products 0.6%
LBM Acquisition LLC, 2024 Incremental Term Loan B (D)	TBD	06-06-31		500,000	481,375
Commercial services and supplies 6.3%
Albion Financing 3, 2024 EUR Term Loan B (D)	TBD	08-16-29	EUR	1,000,000	1,086,482
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (D)	TBD	05-12-28		498,718	498,384
HomeServe USA Corp., 2024 Term Loan B (D)	TBD	10-21-30		498,750	499,528
Shilton Bidco, Ltd., 2024 EUR Term Loan B (D)	TBD	01-13-27	EUR	1,000,000	1,085,410
Techem Verwaltungsgesellschaft 675 mbH, 2024 EUR Term Loan B (D)	TBD	07-15-29	EUR	1,000,000	1,083,873
Vestis Corp., Term Loan B (D)	TBD	02-22-31		500,000	497,710
Construction and engineering 0.6%
Flynn Canada, Ltd., Term Loan B (D)	TBD	07-31-28		496,689	491,722
Machinery 0.7%
Brown Group Holding LLC, 2022 Incremental Term Loan B2 (D)	TBD	07-02-29		22,572	22,552
Brown Group Holding LLC, Term Loan B (D)	TBD	07-01-31		498,625	498,246
Professional services 3.0%
Camelot US Acquisition LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	8.094	01-31-31		498,750	498,999
Impala Bidco 0, Ltd., GBP Term Loan (1 month SONIA + 5.000%)	10.200	06-08-28	GBP	1,000,000	1,234,128
Trans Union LLC, 2024 Term Loan B8 (D)	TBD	06-24-31		500,000	499,610
Information technology 9.5%					7,213,928
Software 8.1%
Athena Bidco SASU, 2024 EUR Term Loan B (D)	TBD	04-14-31	EUR	1,000,000	1,087,153
Boxer Parent Company, Inc., 2024 Term Loan B (D)	TBD	07-03-31		500,000	497,710
Cegid Group SAS, 2024 EUR Term Loan B3 (D)	TBD	07-10-28	EUR	1,000,000	1,086,124
Cornerstone OnDemand, Inc., 2021 Term Loan (D)	TBD	10-16-28		500,000	467,710
Gen Digital, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	7.094	09-12-29		498,089	497,606
ION Trading Finance, Ltd., 2024 Term Loan (3 month CME Term SOFR + 4.000%)	9.346	04-01-28		498,750	497,947
Leia Finco US LLC, Term Loan (D)	TBD	07-02-31		500,000	495,625
McAfee Corp., 2024 USD Term Loan B (D)	TBD	03-01-29		500,000	498,905
Project Boost Purchaser LLC, 2024 Term Loan (3 month CME Term SOFR + 3.500%)	8.786	07-16-31		500,000	500,905
Proofpoint, Inc., 2024 Term Loan (D)	TBD	08-31-28		500,000	501,365
Technology hardware, storage and peripherals 1.4%
IDEMIA Identity and Security France SAS, 2024 EUR Term Loan B (D)	TBD	09-30-28	EUR	1,000,000	1,082,878
3	JOHN HANCOCK MULTI ASSET CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials 1.3%					$981,966
Chemicals 0.6%
Jadex, Inc., Term Loan (D)	TBD	02-18-28		498,711	481,506
Paper and forest products 0.7%
Asplundh Tree Expert LLC, 2024 Incremental Term Loan B (D)	TBD	05-23-31		500,000	500,460
Real estate 0.7%					497,970
Specialized REITs 0.7%

Iron Mountain Information Management LLC, 2023 Term Loan B (D)	TBD	01-31-31		500,000	497,970

Collateralized mortgage obligations 10.1%					$7,688,905
(Cost $7,678,438)
U.S. Government Agency 10.1%					7,688,905
Federal Home Loan Mortgage Corp.
Series 2021-DNA1, Class B1 (30 day Average SOFR + 2.650%) (A)(E)	7.997	01-25-51		2,500,000	2,656,250
Series 2021-DNA2, Class B2 (30 day Average SOFR + 6.000%) (A)(E)	11.347	08-25-33		2,500,000	2,950,775

Series 2022-DNA3, Class M1B (30 day Average SOFR + 2.900%) (A)(E)	8.247	04-25-42		2,000,000	2,081,880
Asset backed securities 21.1%					$15,934,658
(Cost $15,783,442)
Asset backed securities 21.1%					15,934,658
Ares European CLO XIII DAC
Series 13X, Class E (3 month EURIBOR + 6.350%) (E)	10.038	07-20-32	EUR	2,850,000	3,085,961
Blackrock European CLO III DAC
Series 3X, Class ER (3 month EURIBOR + 6.130%) (E)	9.808	07-19-35	EUR	2,000,000	2,148,199
Cairn CLO XII DAC
Series 2020-12X, Class FR (3 month EURIBOR + 9.240%) (E)	12.925	07-15-34	EUR	1,500,000	1,584,868
Cross Ocean Bosphorus CLO X DAC
Series 10A, Class D (3 month EURIBOR + 3.800%) (A)(E)	7.436	11-15-37	EUR	1,810,000	1,967,953
Harvest CLO XXIX DAC
Series 29A, Class ER (3 month EURIBOR + 6.270%) (A)(E)	9.955	07-15-37	EUR	2,860,000	3,096,139
Providus CLO V DAC
Series 5X, Class E (3 month EURIBOR + 5.290%) (E)	9.118	02-15-35	EUR	2,700,000	2,855,273
Voya Euro CLO II DAC
Series 2X, Class ER (3 month EURIBOR + 6.020%) (E)	9.705	07-15-35	EUR	1,100,000	1,196,265

	Yield (%)	Shares	Value
Short-term investments 41.8%			$31,603,874
(Cost $31,603,874)
Short-term funds 41.8%			31,603,874
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2484(F)	31,603,874	31,603,874

Total investments (Cost $102,350,021) 135.9%	$102,809,325
Other assets and liabilities, net (35.9%)	(27,166,326)
Total net assets 100.0%	$75,642,999

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI ASSET CREDIT FUND	4

SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $13,284,274 or 17.6% of the fund’s net assets as of 7-31-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(D)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	The rate shown is the annualized seven-day yield as of 7-31-24.
The fund had the following country composition as a percentage of net assets on 7-31-24:
United States	39.0%
Ireland	22.4%
United Kingdom	16.3%
France	5.7%
Spain	4.5%
Luxembourg	4.3%
Germany	2.9%
Netherlands	1.4%
Austria	1.3%
Other countries	2.2%
TOTAL	100.0%
5	JOHN HANCOCK MULTI ASSET CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	21,664,651	EUR	19,800,000	SSB	8/22/2024	$216,224	—
USD	5,974,872	GBP	4,600,000	SSB	8/22/2024	60,194	—
						$276,418	—

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI ASSET CREDIT FUND	6

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Corporate bonds	$13,120,987	—	$13,120,987	—
Term loans	34,460,901	—	34,460,901	—
Collateralized mortgage obligations	7,688,905	—	7,688,905	—
Asset backed securities	15,934,658	—	15,934,658	—
Short-term investments	31,603,874	$31,603,874	—	—
Total investments in securities	$102,809,325	$31,603,874	$71,205,451	—
Derivatives:
Assets
Forward foreign currency contracts	$276,418	—	$276,418	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent prospectus.
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